Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 14,214,160	$ 14,214,160	$ 2,131,741	$ 5,487,035
Total cash and cash equivalents	14,214,160	14,214,160	2,131,741	5,487,035	$ 10,988,255
Loss for the year after income tax	(6,098,930)	(6,098,930)	(6,425,604)	(5,463,872)
Amortization and depreciation expenses		65,148	156,260	303,749
Other expenses		2,885
Impairment of investments			500,000
Share-based payments expense		(14,442)	335,102	129,635
Interest classified as investing cash flows			(25,850)	15,219
Net (profit) / loss on disposal of plant and equipment		(37,000)
Net (gains) / losses on liquidation of subsidiary				(527,049)
Depreciation of right-of-use of assets		200,785
Inventory written-off		18,917
Gain on investment previously written off		(43,380)
Finance costs		86,503
Interest received		(22,507)
Net foreign exchange (gains) / losses		(597,441)	(92,518)	(128,360)
Decrease / (increase) in trade and other receivables		29,412	(517,383)	124,889
(Increase) / decrease in other operating assets		115,455	(70,027)	17,815
(Increase) / decrease in inventories		(59,525)	27,142	(2,972)
Increase / (decrease) in trade and other payables		695,653	60,178	47,027
Increase / (Decrease) in provisions		(53,631)
Increase / (decrease) in operating liabilities			(20,482)	(122,176)
Net cash flows from / (used in) operating activities		(5,712,098)	(6,073,182)	(5,636,533)
Total facilities - Credit cards	193,605	193,605	95,714	183,770
Facilities used as at reporting date - Credit cards	(5,332)	(5,332)	(6,516)	(12,031)
Facilities unused as at reporting date - Credit cards	$ 188,272	$ 188,272	$ 89,198	$ 171,739